Note 18 - Intangible assets - Other intangible assets (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets Other Than Goodwill Line Items
Other intangible assets	€ 2,402	€ 2,849	€ 3,137	€ 1,673
Computer Software Acquisiton Expenses [Member]
Intangible Assets Other Than Goodwill Line Items
Other intangible assets	1,682	1,877	1,875
Intangible Assets With Indefinite Useful Life [Member]
Intangible Assets Other Than Goodwill Line Items
Other intangible assets	12	12	26
Intangible Assets With a definite Useful Life [Member]
Intangible Assets Other Than Goodwill Line Items
Other intangible assets	€ 708	€ 960	€ 1,235